Annual Fund Operating Expenses - Mid-Term Bond Fund - Mid-Term Bond Fund Class	Apr. 30, 2021
Operating Expenses:
Management Fees	0.40%
Other Expenses	0.06%
Acquired Fund Fees and Expenses
Total Annual Fund Operating Expenses	0.46%